Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2024	2023	2022
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U. (“ACI”)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Anabe ITG S.L. (9)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Barnsley ITG S.L. (11)	Spain	Euros	Holding company	100.00%	99.98%	—
Cargo & Logistics S.A. (1) (7)	Argentina	Argentine pesos	Holding company	85.00%	82.89%	82.89%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A. (“CAER”)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited (“CAAN”) (9)	Nigeria	Naira	Holding company	51.00%	51.00%	—
Corporación América Italia S.p.A. (“CAI”)	Italy	Euros	Holding company	75.00%	75.00%	75.00%
Corporación América S.A. (“CASA”) (7)	Argentina	Argentine pesos	Holding company	100.00%	97.22%	97.22%
Corporación América Sudamericana S.A.(7)	Panamá	U.S. dollars	Holding company	99.29%	96.53%	96.53%
DICASA Spain S.A.U. (“DICASA”) (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Inframérica Participaçoes S.A. (1) (8)	Brazil	Brazilian real	Holding company	99.98%	99.98%	99.98%
Yokelet S.L.	Spain	Euros	Holding company	100.00%	100.00%	100.00%

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2024	2023	2022
Abuja Airport Concession Company (“AACC”) (10)	Nigeria	Naira	Airports Operation	51.00%	51.00%	—
ACI do Brasil S.A. (“ACIB”) (12)	Brazil	Brazilian real	Airports Operation(12)	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (“AEAR”) (13)	Argentina	Argentine pesos	Fueling company	—	94.79%	94.79%
Aeropuerto de Bahía Blanca S.A. (“BBL”) (7)	Argentina	Argentine pesos	Airports Operation	85.00%	82.64%	82.64%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (2) (7)	Argentina	Argentine pesos	Airports Operation	84.79%	82.69%	82.69%
Aeropuertos del Neuquén S.A. (“ANSA”) (7)	Argentina	Argentine pesos	Airports Operation	77.70%	75.54%	75.54%
Armenia International Airports C.J.S.C. (“AIA”)	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
CAAirports International Services S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A. (“CAISA”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A. (7)	Argentina	Argentine pesos	Fuel plants	80.00%	77.77%	77.77%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) (8)	Brazil	Brazilian real	Airports Operation	50.99%	50.99%	50.99%
Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) (12)	Brazil	Brazilian real	Airports Operation	—	—	99.98%
Kano Airport Concession Company Limited (“KACC”) (10)	Nigeria	Naira	Airports Operation	51.00%	51.00%	—
Paoletti América S.A. (3) (7)	Argentina	Argentine pesos	Service company	42.39%	41.35%	41.35%
Puerta del Sur S.A. (”PDS”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A. (7)	Argentina	Argentine pesos	Service company	84.90%	82.79%	82.79%
Sinatus S.A. (14)	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	—
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (4) (11)	Ecuador	U.S. dollars	Airports Operation	50.00%	49.99%	49.99%
Texelrío S.A. (7)	Argentina	Argentine pesos	Service company	59.35%	57.88%	57.88%
Toscana Aeroporti S.p.A. (“TA”) (5) (6)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (7)	Argentina	Argentine pesos	Service company	85.01%	82.90%	82.90%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(6) The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and Toscana Aeroporti Construzioni S.r.l. Additionally, the Group TA had control over Toscana Aeroporti Handling S.r.l. until December 30, 2022, when sold an 80% of its participation.

(7) In October, 2024, Cedicor S.A. acquired the non-controlling participation of CASA, increasing its participation to 100%, indirectly modifying the participation in CASA’s subsidiaries.

(8) During 2022 CAAP made contributions in Inframérica Participaçoes S.A.

(9) Holding company part of the structure related to the future Nigerian concessions (Note 26.b).

(10) Operating company part of the structure related to the future Nigerian concessions (Note 26.b).

(11) Holding company incorporated under CAER in December 2023, becoming shareholder of TAGSA. In April 2024 CAER sold Barnsley to CAAP.

(12) In December 2023, ACIB incorporated ICASGA (Note 26.b).

(13) In September 2024, CASA sold its participation in AEAR.

(14) Subsidiary incorporated under Abafor S.A.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	TA
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	253,600	267,569
Current assets	54,069	68,197
Total assets	307,669	335,766
Non-current liabilities	124,224	78,834
Current liabilities	65,192	139,248
Total liabilities	189,416	218,082
Equity	118,253	117,684
Revenue	138,786	133,422	117,209
Gross income	45,491	41,783	22,633
Operating income	33,687	28,418	10,306
Financial results	(6,334)	(7,350)	(4,119)
Share of income / (loss) in associates	12	14	(258)
Income tax	(8,927)	(6,842)	(1,528)
Net income	18,438	14,240	4,401
Other comprehensive (loss) / income for the year	(9,961)	4,142	(5,827)
Total comprehensive income / (loss) for the year	8,477	18,382	(1,426)
Dividends paid	(7,586)	(7,838)	(7,340)

Increase / (decrease) in cash
Provided by operating activities	20,526	21,469	26,588
Provided by / (used in) investing activities	4,981	(1,388)	(3,161)
Used in financing activities	(29,379)	(52,221)	(21,843)

	TAGSA
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	47,605	53,782
Current assets	64,736	59,737
Total assets	112,341	113,519
Non-current liabilities	4,282	7,329
Current liabilities	54,321	54,106
Total liabilities	58,603	61,435
Equity	53,738	52,084
Revenue	110,261	105,228	96,199
Gross profit	46,380	42,943	38,614
Operating income	26,650	25,319	22,561
Financial results	1,426	656	(316)
Income tax	(2,809)	(2,455)	(1,937)
Net income	25,267	23,520	20,308
Other comprehensive (loss) / income for the year	(94)	80	356
Total comprehensive income for the year	25,173	23,600	20,664
Dividends paid	(23,520)	(20,308)	(17,225)

Increase / (decrease) in cash
Provided by operating activities	35,168	35,891	36,709
Used in investing activities	(4,887)	(5,382)	(10,152)
Used in financing activities	(31,044)	(27,337)	(24,399)

	ICAB
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	460,853	666,428
Current assets	63,567	86,371
Total assets	524,420	752,799
Non-current liabilities	703,624	906,312
Current liabilities	180,425	215,761
Total liabilities	884,049	1,122,073
Equity	(359,629)	(369,274)
Revenue	108,991	100,252	79,713
Gross profit	40,646	31,262	19,047
Operating income	50,539	37,816	21,328
Financial results	(99,915)	(102,953)	(114,550)
Income tax	(33,332)	3,250	(12,409)
Net loss	(82,708)	(61,887)	(105,631)
Other comprehensive income / (loss) for the year	92,353	(25,918)	(13,748)
Total comprehensive income/(loss) for the year	9,645	(87,805)	(119,379)

Increase / (decrease) in cash
Provided by operating activities	16,423	6,876	32,188
Used in investing activities	(40)	(16)	(53)
(Used in) / provided by financing activities	(29,942)	(12,784)	17,003

	AA2000
	December 31,	December 31,	December 31,
	2024	2023	2022
Non-current assets	1,993,898	1,165,410
Current assets	240,235	181,405
Total assets	2,234,133	1,346,815
Non-current liabilities	845,739	672,981
Current liabilities	250,925	124,665
Total liabilities	1,096,664	797,646
Equity	1,137,469	549,169
Revenue	1,038,928	635,563	758,111
Gross profit	308,766	218,246	234,803
Operating income	226,879	170,714	190,446
Financial results	286,863	(211,898)	35,866
Income tax	(230,512)	52,912	2,900
Net income	283,230	11,728	229,212
Other comprehensive income / (loss) for the year	387,669	(250,002)	314,021
Total comprehensive income / (loss) for the year	670,899	(238,274)	543,233
Dividends paid	(38,084)	—	—

Increase / (decrease) in cash
Provided by operating activities	153,386	192,164	146,789
(Used in) / provided by investing activities	(7,152)	(64,305)	8,338
Used in financing activities	(117,602)	(74,050)	(122,453)

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years